Fees Summary	Jan. 20, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 115,000,000
Previously Paid Amount	0
Total Fee Amount	15,881.5
Total Offset Amount	0
Net Fee	$ 15,881.5